General information	12 Months Ended
Dec. 31, 2020
General information
General information

1.    General information

New Frontier Health Corporation (“NFH”, the “Company”), formerly known as New Frontier Corporation prior to 18 December 2019, was incorporated in the Cayman Islands on 28 March 2018 as a special purpose acquisition company and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Company’s sponsor is New Frontier Public Holding Ltd. (the “Sponsor”), a Cayman Islands exempted company.

The registration statement for the Company’s Initial Public Offering (“IPO”) was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on 27 June 2018. On 3 July 2018, the Company consummated its IPO of 28,750,000 units, each consisting of one Class A ordinary share and one-half of one public warrant (or 14,375,000 public warrants), generating gross proceeds of US$287.5 million. Concurrently with its IPO, the Company consummated the sale of 7,750,000 warrants at a price of US$1.00 per warrant in a private placement to the Sponsor, generating gross proceeds of US$7.75 million. The Company has neither engaged in any operations nor generated revenues from the date of incorporation through 18 December 2019.

Healthy Harmony Holdings, L.P. (“HHH”, the “Partnership”) was established in Cayman Islands on 29 July 2013 as a limited partnership. Healthy Harmony GP, Inc. (“HH GP”) is the sole general partner of the Partnership, and has neither engaged in any operations nor generated revenues from the date of incorporation through 18 December 2019. The Partnership and its subsidiaries operate healthcare facilities and provide healthcare services under the United Family Healthcare (“UFH”) brand in the People’s Republic of China (the “PRC”).

On 18 December 2019 (the “Closing Date”), NFH consummated a business combination by acquiring all the issued and outstanding equity interests of HH GP, and 99.37% of the issued and outstanding limited partnership interests (the “LP interests”) of the Partnership (collectively, the “Business Combination”). As part of the Business Combination, the remaining 0.63% of the issued and outstanding LP Interests of the Partnership held by certain members of management was cancelled on the Closing Date.

Information about subsidiaries

Particulars of the Company’s principal subsidiaries are as follows:

			Percentage of equity
	Place and date of	Registered	attributable to the		Principal
Entity name	incorporation	capital	Company		activities
			Direct	Indirect
Chindex International, Inc. (“Chindex”)*	Delaware, U.S. 17 June 2002	—	—	100%	Investment holding
Beijing United Family Health Center Co., Ltd.	PRC, 25 March 1996	US$2,980	—	100%	Healthcare services
Shanghai United Family Hospital, Co., Ltd.	PRC, 17 July 2002	US$4,120	—	100%	Healthcare services
Beijing United Family Hospital Management Co., Ltd.	PRC, 22 October 2002	RMB10,333	—	100%	Healthcare services
Beijing United Family Hospital Co., Ltd.	PRC, 28 July 2010	US$12,400	—	100%	Healthcare services
Tianjin United Family Hospital Co., Ltd.	PRC, 16 December 2010	US$6,000	—	100%	Healthcare services
Beijing United Family Rehabilitation Hospital Co., Ltd.	PRC, 14 February 2012	US$12,000	—	100%	Healthcare services
Qingdao United Family Hospital Co., Ltd.	PRC, 24 December 2013	US$9,600	—	100%	Healthcare services
Guangzhou United Family Hospital Co., Ltd.	PRC, 27 September 2016	US$40,000	—	100%	Healthcare services
Beijing United Family Jingbei Women and Children Hospital Co., Ltd.	PRC, 28 March 2018	US$16,000	—	100%	Healthcare services
Shanghai Xincheng United Family Hospital Co., Ltd.	PRC, 14 November 2016	US$33,000	—	70%	Healthcare services

*     Chindex’s investments comprise of investments in wholly owned subsidiaries, which operate healthcare facilities and provide healthcare services under the UFH brand in the PRC.